World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2014

Dates Covered
Collections Period	03/11/14 - 04/30/14
Interest Accrual Period	04/23/14 - 05/14/14
30/360 Days	22
Actual/360 Days	22
Distribution Date	05/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	868,697,761.85	47,331
Original Yield Supplement Overcollateralization Amount	19,845,261.65	0
Aggregate Starting Principal Balance	888,543,023.50	47,331
Principal Payments	45,692,743.84	1,225
Defaulted Receivables	249,488.59	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/14	18,525,085.13	0
Pool Balance at 04/30/14	824,075,705.94	46,097

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Delinquent Receivables:
Past Due 31-60 days	3,583,557.02	221
Past Due 61-90 days	693,787.21	35
Past Due 91 + days	0.00	0
Total	4,277,344.23	256

Total 31+ Delinquent as % Ending Pool Balance	0.52%

Recoveries	83,560.57

Aggregate Net Losses/(Gains) - April 2014	165,928.02

Overcollateralization Target Amount	37,083,406.77
Actual Overcollateralization	23,204,293.46

Weighted Average APR	3.98%
Weighted Average APR, Yield Adjusted	4.98%
Weighted Average Remaining Term	60.82

Flow of Funds	$ Amount

Collections	49,833,301.15
Advances	35,511.92
Investment Earnings on Cash Accounts	584.77
Servicing Fee	(1,234,087.53)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	48,635,310.31

Distributions of Available Funds
(1) Class A Interest	337,131.79
(2) First Priority Principal Distributable Amount	7,264,294.06
(3) Class B Interest	19,591.00
(4) Second Priority Principal Distributable Amount	17,810,000.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	23,204,293.46
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	48,635,310.31

Servicing Fee	1,234,087.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Original Note Balance	849,150,000.00
Principal Paid	48,278,587.52
Note Balance @ 05/15/14	800,871,412.48

Class A-1
Original Note Balance	215,000,000.00
Principal Paid	48,278,587.52
Note Balance @ 05/15/14	166,721,412.48
Note Factor @ 05/15/14	77.5448430%

Class A-2
Original Note Balance	257,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	257,000,000.00
Note Factor @ 05/15/14	100.0000000%

Class A-3
Original Note Balance	257,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	257,000,000.00
Note Factor @ 05/15/14	100.0000000%

Class A-4
Original Note Balance	102,340,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	102,340,000.00
Note Factor @ 05/15/14	100.0000000%

Class B
Original Note Balance	17,810,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	17,810,000.00
Note Factor @ 05/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	356,722.79
Total Principal Paid	48,278,587.52
Total Paid	48,635,310.31

Class A-1
Coupon	0.20000%
Interest Paid	26,277.78
Principal Paid	48,278,587.52
Total Paid to A-1 Holders	48,304,865.30

Class A-2
Coupon	0.43000%
Interest Paid	67,533.89
Principal Paid	0.00
Total Paid to A-2 Holders	67,533.89

Class A-3
Coupon	0.94000%
Interest Paid	147,632.22
Principal Paid	0.00
Total Paid to A-3 Holders	147,632.22

Class A-4
Coupon	1.53000%
Interest Paid	95,687.90
Principal Paid	0.00
Total Paid to A-4 Holders	95,687.90

Class B
Coupon	1.80000%
Interest Paid	19,591.00
Principal Paid	0.00
Total Paid to B Holders	19,591.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4200940
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	56.8551935
Total Distribution Amount	57.2752875

A-1 Interest Distribution Amount	0.1222222
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	224.5515699
Total A-1 Distribution Amount	224.6737921

A-2 Interest Distribution Amount	0.2627778
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.2627778

A-3 Interest Distribution Amount	0.5744444
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5744444

A-4 Interest Distribution Amount	0.9350000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9350000

B Interest Distribution Amount	1.1000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.1000000

Noteholders' First Priority Principal Distributable Amount	150.47
Noteholders' Second Priority Principal Distributable Amount	368.90
Noteholders' Principal Distributable Amount	480.63

Account Balances	$ Amount

Advances
Balance as of 04/23/14	0.00
Balance as of 04/30/14	35,511.92
Change	35,511.92

Reserve Account
Balance as of 04/23/14	2,171,744.40
Investment Earnings	26.72
Investment Earnings Paid	(26.72)
Deposit/(Withdrawal)	-
Balance as of 05/15/14	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40